Lease Commitments	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Lease Commitments [Text Block]
14. Lease Commitments

The Company leases its facilities under operating leases beginning a) February 2005 and extended through December 2012 with a month-to-month to lease subsequent to the lease term period and b) April 2012 through March 2017. The Company also has one equipment operating lease with a term of five years.

Future minimum rental payments are as follows for the year ending December 31, 2014:

Year ending	Future minimum rental payments
2014 (payment in arrears)	$32,386
2015	$172,428
2016	$172,428
2017	$46,707
2018	$4,800
2019 & Thereafter	$4,000

Rent expense totals $371,198 for the year ended December 2014 and $435,863 for 2013.